ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2022
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

10.         ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	September 30,				September 30,
	2022				2021
	RMB				RMB
	Gross				Gross
	Carrying	Accumulated	Impairment	Net	Carrying	Accumulated	Impairment	Net
	Amount	Amortization	Loss	Balance	Amount	Amortization	Loss	Balance
Technology rights for licensed seeds	71,429	(68,440)	—	2,989	71,429	(67,655)	—	3,774
Others	4,739	(4,652)	(87)	—	4,739	(4,652)	(87)	—
Total	76,168	(73,092)	(87)	2,989	76,168	(72,307)	(87)	3,774

Amortization expenses for the years ended September 30, 2020, 2021 and 2022 were RMB0.82 million, RMB0.79 million and RMB 0.79 million respectively. RMB–nil-, RMB87,000, and RMB87,000 were charged for impairment for the years ended September 30, 2020, 2021 and 2022, respectively.

Amortization expense on these intangible assets for each of the next five years is as follows:

Year ending September 30,	RMB
2023	532
2024	520
2025	521
2026	521
2027	521
Thereafter	374
Total	2,989

The Company enters into technology transfer and usage agreements with strategic partners and pays up-front fees for the exclusive rights to certain seed technologies. Technology rights are amortized over an average usage period of 3 to 20 years and are charged to general and administrative expenses.